COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	12.1%
BANKING	5.1%
Bank of America Corp., 4.125%, Series PP(a)		1,340,616	$23,326,718
Bank of America Corp., 4.25%, Series QQ(a)		1,993,459	35,842,393
Bank of America Corp., 4.375%, Series NN(a)		1,192,353	22,046,607
Bank of America Corp., 5.00%, Series LL(a)		845,880	17,814,233
Bank of America Corp., 5.375%, Series KK(a)		140,460	3,153,327
Bank of New York Mellon Corp., 6.15% to 3/20/30, Series K(a)(b)		28,320	722,160
JPMorgan Chase & Co., 4.20%, Series MM(a)		72,229	1,324,680
JPMorgan Chase & Co., 4.55%, Series JJ(a)		723,961	14,175,156
JPMorgan Chase & Co., 4.625%, Series LL(a)		139,838	2,789,768
M&T Bank Corp., 7.50%, Series J(a)		1,420,246	37,068,421
Morgan Stanley, 4.25%, Series O(a)		570,071	10,221,373
Morgan Stanley, 5.85%, Series K(a)		540,094	12,827,233
Morgan Stanley, 6.375%, Series I(a)		524,007	13,026,814
Morgan Stanley, 6.50%, Series P(a)		190,553	4,811,463
Morgan Stanley, 6.625%, Series Q(a)		2,872,621	73,251,836
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		731,037	17,274,404
Truist Financial Corp., 4.75%, Series R(a)		260,909	5,095,553
Wells Fargo & Co., 4.25%, Series DD(a)		298,605	5,279,336
Wells Fargo & Co., 4.375%, Series CC(a)		745,129	13,412,322
Wells Fargo & Co., 4.70%, Series AA(a)		1,555,620	29,899,016
Wells Fargo & Co., 4.75%, Series Z(a)		2,931,007	58,356,349

			401,719,162

CONSUMER DISCRETIONARY PRODUCTS	0.0%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62		18,616	422,769

FINANCIAL SERVICES	1.0%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		488,073	11,713,752
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		453,338	11,755,054
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,126,841	17,680,135
Carlyle Finance LLC, 4.625%, due 5/15/61		368,131	6,405,480
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		314,324	5,594,967
TPG Operating Group II LP, 6.95%, due 3/15/64		902,560	22,564,000

			75,713,388

INSURANCE	2.8%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,028,202	20,502,348
Allstate Corp., 5.10%, Series H(a)		181,049	3,802,029
Arch Capital Group Ltd., 4.55%, Series G(a)		965,209	16,823,593
Arch Capital Group Ltd., 5.45%, Series F(a)		757,591	15,689,710
Athene Holding Ltd., 4.875%, Series D(a)		1,091,569	18,665,830
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,140,076	27,738,049
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		768,230	19,367,078
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		755,849	19,765,451
Axis Capital Holdings Ltd., 5.50%, Series E(a)		224,451	4,578,800
Equitable Holdings, Inc., 4.30%, Series C(a)		522,565	8,779,092
Equitable Holdings, Inc., 5.25%, Series A(a)		727,783	14,999,608
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		686,787	17,568,012
Lincoln National Corp., 9.00%, Series D(a)		344,867	9,173,462

		Shares	Value
MetLife, Inc., 4.75%, Series F(a)		271,063	$5,367,047
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		577,776	9,157,750
W.R. Berkley Corp., 4.125%, due 3/30/61		375,672	6,288,749

			218,266,608

REAL ESTATE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(a)		204,677	2,540,042
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	8,884,493
Public Storage, 4.70%, Series J(a)		135,722	2,645,222
Public Storage, 4.75%, Series K(a)		301,313	5,935,866
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		93,056	1,841,578

			21,847,201

TELECOMMUNICATIONS	0.8%
AT&T, Inc., 4.75%, Series C(a)		705,393	13,451,844
AT&T, Inc., 5.00%, Series A(a)		126,472	2,555,999
Telephone & Data Systems, Inc., 6.00%, Series VV(a)		436,154	7,698,118
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70		343,325	7,577,183
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70		413,733	9,151,774
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69		842,389	20,082,554

			60,517,472

UTILITIES	2.1%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		854,909	21,543,707
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		69,351	1,132,502
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	11,452,532
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	5,048,433
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		637,381	10,504,039
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		652,761	10,874,998
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		167,705	2,961,670
CMS Energy Corp., 5.875%, due 10/15/78		286,930	6,427,232
CMS Energy Corp., 5.875%, due 3/1/79		352,158	8,032,724
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)		379,272	8,689,122
SCE Trust VI, 5.00%(a)		719,658	12,342,135
SCE Trust VII, 7.50%, Series M(a)		1,832,111	42,138,553
SCE Trust VIII, 6.95%, Series N(a)		1,032,240	23,442,170
Sempra, 5.75%, due 7/1/79		36,531	782,859
Southern Co., 4.95%, due 1/30/80, Series 2020		168,754	3,445,957

			168,818,633

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,021,774,074)			947,305,233

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	85.0%
BANKING	50.5%
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(a)(b)(d)(e)		EUR 5,800,000	7,267,145
ABN AMRO Bank NV, 6.375% to 9/22/34 (Netherlands)(a)(b)(d)(e)		EUR 3,300,000	3,592,821
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR 22,200,000	25,115,077
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(b)(d)(e)		EUR 17,090,000	18,029,900

	Principal Amount*	Value

AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)	EUR 24,200,000	$27,418,387
Alpha Services & Holdings SA, 11.875% to 2/8/28 (Greece)(a)(b)(d)(e)	EUR 3,300,000	4,157,077
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)	19,600,000	21,330,170
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)	EUR 6,600,000	6,923,016
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)	23,200,000	22,297,409
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)	EUR 6,800,000	7,721,891
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)	51,800,000	53,930,793
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)	24,200,000	26,628,543
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)	47,400,000	54,566,027
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)	25,631,000	25,044,565
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)	27,703,000	27,953,806
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)	10,892,000	11,054,814
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)	EUR 8,800,000	9,622,619
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(b)	31,742,000	31,685,423
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)	14,204,000	13,612,595
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)	25,000,000	24,830,847
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)	19,500,000	20,188,974
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)	23,209,000	24,329,136
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)	17,180,000	18,375,728
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(d)	7,870,000	7,873,760
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)	40,400,000	39,610,008
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)	20,967,000	21,668,619
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP 26,515,000	35,711,014
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP 14,600,000	19,991,429
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)	68,950,000	75,800,251
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(d)(f)	23,100,000	22,218,125
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)	67,400,000	58,186,305
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)	37,800,000	37,889,371
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)	81,500,000	84,149,239
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)	26,200,000	27,286,593
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)	51,200,000	53,674,240
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)	17,800,000	19,068,712
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(a)(b)(d)(e)	EUR 7,000,000	7,720,858
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR 44,000,000	47,696,129
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(d)(e)	EUR 9,400,000	10,964,649
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)	108,145,000	105,547,974
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)	93,848,000	83,289,997
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)	2,080,000	2,061,877
Citigroup Capital III, 7.625%, due 12/1/36	4,800,000	5,342,437
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)	33,203,000	32,518,338
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)	100,835,000	100,796,461
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)	59,125,000	61,446,543
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)	49,188,000	51,296,345
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)	38,329,000	38,393,439
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)	30,070,000	30,104,629
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)	31,400,000	31,498,973
Commerzbank AG, 7.875% to 10/9/31 (Germany)(a)(b)(d)(e)	EUR 5,800,000	6,823,057
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP 18,595,000	24,872,594
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)	7,740,000	619,200
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)	37,700,000	3,016,000

	Principal Amount*	Value

Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)	24,213,000	$1,937,040
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR 36,200,000	39,632,571
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR 27,600,000	31,431,714
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 19,000,000	21,441,367
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)	3,436,000	3,436,000
Goldman Sachs Capital I, 6.345%, due 2/15/34	11,523,000	12,175,007
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)	5,167,000	5,027,334
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)	10,705,000	10,451,218
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)	11,736,000	11,912,005
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	98,575,000	103,639,389
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)	36,198,000	32,095,804
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)	54,291,000	54,068,662
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	27,369,000	29,173,364
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)	21,437,000	21,530,401
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	16,800,000	16,850,131
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)	21,135,000	22,296,115
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)	23,152,000	22,336,955
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(b)	8,409,000	8,381,550
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)	13,092,000	10,973,251
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)	42,100,000	38,705,898
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)	27,300,000	27,108,024
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)	46,100,000	46,733,875
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)	18,500,000	19,003,570
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)	56,300,000	59,206,487
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR 20,980,000	23,758,813
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)	5,430,000	5,437,094
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)	23,520,000	24,130,177
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	58,644,000	61,740,345
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)	19,600,000	19,487,006
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR 6,600,000	7,266,442
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR 10,200,000	10,830,250
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)	33,300,000	31,736,858
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)	3,760,000	3,782,154
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP 23,800,000	30,013,473
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP 13,600,000	18,151,885
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)	5,641,000	5,364,701
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP 9,000,000	11,560,349
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP 11,600,000	14,432,189
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)	3,900,000	3,903,497
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)	GBP 17,400,000	21,878,947
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)	31,800,000	33,465,620
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)	7,800,000	7,843,251
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a)(b)(d)(e)	EUR 7,250,000	8,171,330
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)	78,055,000	74,450,360
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)	25,046,000	25,203,740
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)	38,218,000	38,844,661
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)	57,296,000	57,732,595
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)	11,711,000	11,675,640
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(d)(e)	3,600,000	3,656,250
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)	32,800,000	28,829,986

		Principal Amount*	Value
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		44,946,000	$43,854,774
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		35,000,000	34,953,079
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		17,000,000	17,560,881
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		52,400,000	55,376,634
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		54,700,000	59,287,853
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)		26,098,000	23,110,672
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		40,300,000	41,626,031
State Street Corp., 6.45% to 9/15/30, Series K(a)(b)		4,012,000	4,018,486
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		39,029,000	40,112,718
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		39,941,000	40,992,607
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(e)		EUR 31,956,600	38,945,522
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		25,400,000	22,876,065
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(d)(e)		3,800,000	3,925,875
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		42,000,000	43,443,750
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		15,421,000	15,537,506
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		61,275,000	63,536,354
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)		22,404,000	21,783,351
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)		18,197,000	17,898,780
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)		62,300,000	53,503,265
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)		18,100,000	17,602,578
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		42,100,000	41,960,796
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		12,921,000	13,475,957
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		54,300,000	59,107,722
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		76,200,000	87,150,092
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)		EUR 16,200,000	17,950,847
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)		9,438,000	8,980,329
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)		8,855,000	8,778,905
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(d)(e)		GBP 17,600,000	23,416,832
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)		GBP 4,000,000	5,852,797
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		15,970,000	15,661,784
Wells Fargo & Co., 5.95%, due 12/15/36		19,694,000	19,912,173
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)		78,773,000	81,940,541
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		53,533,000	57,319,550
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		3,078,000	3,481,065

			3,970,645,445

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR 10,900,000	13,160,802

ENERGY	0.7%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)		7,577,000	7,271,197
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)		24,211,000	23,886,544
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)		25,840,000	26,429,152

			57,586,893

FINANCIAL SERVICES	1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)		20,045,000	20,524,312
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)		8,935,000	8,742,977
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		24,219,000	22,614,946
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		39,190,000	33,801,179
American Express Co., 3.55% to 9/15/26, Series D(a)(b)		29,355,000	28,422,474
Apollo Global Management, Inc., 6.00% to 9/15/34, due 12/15/54(b)		3,976,000	3,850,378

		Principal Amount*	Value
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)		19,947,000	$19,289,246
ILFC E-Capital Trust II, 6.367% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)		14,335,000	12,117,046

			149,362,558

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)		65,319,000	65,997,621

INSURANCE	9.6%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)		EUR 11,186,000	12,081,418
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)		39,600,000	38,316,255
ASR Nederland NV, 6.50% to 4/2/35 (Netherlands)(a)(b)(d)(e)		EUR 24,600,000	26,482,766
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		26,344,000	26,903,840
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(b)		16,178,000	16,060,565
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR 11,200,000	12,398,621
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)		2,100,000	2,270,203
AXA SA, 8.60%, due 12/15/30 (France)		9,367,000	11,067,662
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		4,427,000	4,177,382
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		35,914,000	36,711,385
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(b)(d)(e)		EUR 12,200,000	13,210,325
Credit Agricole SA, 5.875% to 3/23/35 (France)(a)(b)(d)(e)		EUR 8,000,000	8,340,843
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)		5,600,000	5,631,618
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		28,445,000	27,785,480
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)		23,270,000	23,148,433
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)		32,220,000	31,057,316
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		27,502,000	28,607,525
Hartford Insurance Group, Inc., 6.71% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		25,318,000	23,369,639
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		19,482,000	20,983,887
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(b)(f)		69,400,000	69,329,476
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		75,680,000	83,103,678
MetLife, Inc., 6.35% to 3/15/35, due 3/15/55, Series G(b)		24,825,000	24,909,405
MetLife, Inc., 9.25%, due 4/8/38(f)		32,402,000	38,314,069
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		52,722,000	50,244,424
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)		2,385,000	2,434,932
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)		17,955,000	17,724,279
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		8,030,000	7,573,193
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		29,300,000	27,175,750
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(f)		16,527,000	16,321,761
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(f)		18,350,000	18,243,060
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		6,840,000	7,111,808
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51 (Switzerland)(b)(e)		23,500,000	20,268,444

			751,359,442

PIPELINES	8.8%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		19,510,000	18,982,063
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		15,757,000	15,262,073
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		55,414,000	54,766,055
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	65,160,840
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		28,840,000	29,173,909
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		15,875,000	16,182,503
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)		3,710,000	3,818,119
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		20,687,000	21,719,571
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		36,242,000	38,257,309

		Principal Amount*	Value
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		46,090,000	$50,878,843
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)		20,472,000	20,499,044
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		47,160,000	46,701,152
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		49,820,000	50,535,995
Enterprise Products Operating LLC, 7.571% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		5,226,000	5,210,231
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)(f)		24,280,000	24,596,077
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)		31,050,000	31,532,206
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)		1,191,000	1,151,277
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		78,278,000	75,788,916
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		36,435,000	34,091,647
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		46,854,000	46,645,500
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		40,429,000	38,398,609

			689,351,939

REAL ESTATE	0.7%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(f)		17,700,000	17,379,088
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 19,300,000	20,673,123
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR 12,300,000	14,482,854

			52,535,065

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)		4,075,000	3,365,139
Land O’ Lakes, Inc., 7.25%(a)(f)		15,285,000	13,006,830

			16,371,969

TELECOMMUNICATIONS	0.6%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		22,200,000	22,299,467
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		27,305,000	27,351,067

			49,650,534

UTILITIES	11.0%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		19,153,000	18,299,410
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		15,965,000	16,150,338
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		70,541,000	67,248,717
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		26,425,000	26,133,984
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		32,961,000	31,283,259
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)		28,230,000	28,866,558
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		32,714,000	33,325,785
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(b)		9,430,000	9,315,694
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		8,975,000	9,013,678
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		22,860,000	23,267,091
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		31,513,000	27,722,188
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		24,380,000	23,818,760
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		40,274,000	39,240,795
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		16,670,000	16,594,572
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		15,294,000	15,839,472
Edison International, 7.875% to 3/15/29, due 6/15/54(b)		26,154,000	25,236,950
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		24,877,000	25,018,636
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		30,525,000	30,974,969
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		21,828,000	22,766,953
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		22,370,000	22,059,410
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(b)		11,590,000	11,545,907

		Principal Amount*	Value
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		13,002,000	$12,762,360
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		23,690,000	23,774,739
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		37,270,000	38,087,633
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		35,393,000	35,920,993
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		52,247,000	53,461,586
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		21,332,000	21,132,167
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)		7,550,000	7,673,714
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		58,104,000	54,743,770
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		41,547,000	39,510,840
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		37,858,000	37,581,073
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		21,262,000	20,699,598

			869,071,599

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,563,403,293)			6,685,093,867

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)		8,755,000	7,868,937

TOTAL CORPORATE BONDS (Identified cost—$7,940,946)			7,868,937

		Shares
SHORT-TERM INVESTMENTS	1.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(i)		108,446,377	108,446,377
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(i)		41,513,756	41,513,756

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$149,960,133)			149,960,133

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,743,078,446)	99.1%		7,790,228,170
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		69,863,777

NET ASSETS	100.0%		$7,860,091,947

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	24,600,000	USD	26,591,518	4/28/25	$(45,702)
Brown Brothers Harriman	EUR	19,191,920	USD	20,745,621	4/28/25	(35,654)
Brown Brothers Harriman	EUR	5,901,939	USD	6,379,877	4/28/25	(10,823)
Brown Brothers Harriman	EUR	441,547,741	USD	478,424,042	4/28/25	310,062
Brown Brothers Harriman	GBP	157,372,371	USD	203,700,437	4/28/25	426,720
Brown Brothers Harriman	USD	4,636,182	EUR	4,275,500	4/28/25	(6,611)
Brown Brothers Harriman	USD	11,151,691	EUR	10,353,729	4/28/25	59,470

						$697,462

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,436,600,226 or 31.0% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $914,182,190 which represents 11.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,477,589,002 which represents 18.8% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.

Country Summary	% of Net Assets
United States	49.7
Canada	12.3
United Kingdom	8.8
France	7.8
Netherlands	4.3
Switzerland	4.0
Spain	3.3
Germany	2.2
Japan	1.2
Ireland	1.0
Sweden	0.9
Italy	0.7
Other (includes short-term investments)	3.8

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$947,305,233	$—	$—	$947,305,233
Preferred Securities—Over-the-Counter	—	6,685,093,867	—	6,685,093,867
Corporate Bonds	—	7,868,937	—	7,868,937
Short-Term Investments	—	149,960,133	—	149,960,133

Total Investments in Securities(a)	$947,305,233	$6,842,922,937	$—	$7,790,228,170

Forward Foreign Currency Exchange Contracts	$—	$796,252	$—	$796,252

Total Derivative Assets(a)	$—	$796,252	$—	$796,252

Forward Foreign Currency Exchange Contracts	$—	$(98,790)	$—	$(98,790)

Total Derivative Liabilities(a)	$—	$(98,790)	$—	$(98,790)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.